RX FUNDS TRUST

(formerly the American Independence Funds Trust II)

(THE “TRUST”)

SUPPLEMENT DATED AUGUST 5, 2015

TO THE

PROSPECTUS DATED MARCH 1, 2015,

(as amended through August 3, 2015)

RX MAR TACTICAL CONSERVATIVE FUND (formerly the American Independence MAR Tactical Conservative Fund) (TICKERS: Not Available)	RX MAR TACTICAL AGGRESSIVE GROWTH FUND (formerly the American Independence MAR Tactical Aggressive Growth Fund (TICKERS: Not Available)

(the “Funds”)

This supplement to the Prospectus, dated March 1, 2015, as amended through August 3, 2015, updates certain information with respect to each of the Funds listed above.

1.     The names of the Funds will be changed to that noted below:

Old Name	New Name	Ticker
Rx MAR Tactical Conservative Fund	Rx Tactical Rotation Fund
Institutional Class	Institutional Class	RXTIX
Class A	Class A	RXTAX
Class C	Class C	RXTCX

Rx MAR Tactical Aggressive Growth Fund	Rx Traditional Allocation Fund
Institutional Class	Institutional Class	RXAIX
Class A	Class A	RXAAX
Class C	Class C	RXACX

Throughout the Prospectus, the old names are replaced with the new names. The principal investment objectives for the Funds will not change.

2.     The Summary section of the Rx MAR Tactical Conservative Fund is changed as follows:

a.     The expense table and expense example are replaced in their entirety with the following:

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.38%	1.00%
Other Expenses(2)	3.67%	3.67%	3.67%
Acquired Fund Fees and Expenses(2)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	4.87%	5.25%	5.87%
Fee Waivers and Expense Reimbursements(3)	-3.77%	-3.77%	-3.77%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	1.10%	1.48%	2.10%

(1)    Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)    Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)    American Independence Financial Services, LLC (“American Independence” or the “Adviser”) has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses to 0.90%, 1.28% and 1.90% of the Fund’s average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation.  The expense limitation may be terminated only by approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year
Institutional Class Shares	$112	$1,125
Class A Shares	$717	$1,739
Class C Shares	$316	$1,411

b.     The “Principal Strategies” section is amended as follows:

•     The following sentence is added as the first sentence of the second paragraph: The Fund utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle.

•     The fourth paragraph is stricken.

•     The last sentence in the fifth paragraph is stricken.

c.     Under “Investment Advisers” in the “Management” section, the sentence on the sub-adviser is replaced in its entirety with the following:

The Sub-Adviser for the Fund is BFP Capital Management (“BCM”).

d.     The table under “Portfolio Management” in the “Management” section, is replaced in its entirety with the following:

Portfolio Manager Name	Primary Title	Firm
Steven Wruble, CFA	Chief Investment Officer and Portfolio Manager	RiskX Investments
D. Jerry Murphey	President	RiskX Investments
David Haviland	Portfolio Manager	BCM

3.     The Summary section of the Rx MAR Tactical Aggressive Growth Fund is changed as follows:

a.     The expense table and expense example are replaced in their entirety with the following:

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.38%	1.00%
Other Expenses(2)	4.38%	4.38%	4.38%
Acquired Fund Fees and Expenses(2)	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	5.57%	5.95%	6.57%
Fee Waivers and Expense Reimbursements(3)	-4.23%	-4.23%	-4.23%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	1.34%	1.72%	2.34%

(1)    Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)    Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)    American Independence Financial Services, LLC (“American Independence” or the “Adviser”) has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses to 1.05%, 1.43% and 2.05% of the Fund’s average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation.  The expense limitation may be terminated only by approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year
Institutional Class Shares	$136	$1,285
Class A Shares	$740	$1,887
Class C Shares	$340	$1,565

b.     The “Principal Strategies” section is amended as follows:

•     The first sentence is amended to reflect that the Fund intends to invest in three asset classes: equity, cash, and commodities.

•     The second bullet below the first paragraph regarding fixed income securities is stricken.

•     The fourth and fifth paragraphs are stricken.

c.     The “Principal Risks” section is amended to remove the following risks: Fixed Income Securities, Interest Rate and Duration, Credit, High Yield Securities, Asset- and Mortgage-Backed Securities, Prepayment, Liquidity, Municipal Bonds, and Sovereign Debt.

d.     Under “Investment Advisers” in the “Management” section, the sentence on the sub-adviser is replaced in its entirety with the following:

The Sub-Adviser for the Fund is Newfound Research, LLC (“Newfound”).

e.     The table under “Portfolio Management” in the “Management” section, is replaced in its entirety with the following:

Portfolio Manager Name	Primary Title	Firm
Steven Wruble, CFA	Chief Investment Officer and Portfolio Manager	RiskX Investments
D. Jerry Murphey	President	RiskX Investments
Corey Hoffstein	Chief Investment Officer and Portfolio Manager	Newfound
Justin Sibears	Portfolio Manager	Newfound

4.     In More About the Funds, the following information is updated as indicated:

a.     Under “Additional Information About The Funds’ Objectives and Investment Strategies”, the sections “Investment Strategy” and “Sub-Adviser’s Tactical Asset Allocation Model” will no longer refer to the Rx MAR Tactical Conservative Fund and the Rx MAR Tactical Aggressive Growth Fund. The following is inserted after those sections:

Investment Strategy

Rx Tactical Rotation Fund. The Fund utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle. The investments of the Fund and underlying ETFs will be comprised of equity securities (common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants) and fixed income securities (bonds, corporate debt securities, convertible securities, and government securities).

The Fund and underlying ETFs will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Adviser deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

Rx Traditional Allocation Fund. The investments of the Fund will be comprised of ETFs and equity securities, principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.

The Fund and underlying ETFs will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Adviser deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

Sub-Adviser’s Tactical Asset Allocation Model

Rx Tactical Rotation Fund. The Fund will be sub-advised by BFP Capital Management (BCM). The Adviser will be responsible for monitoring and overseeing the investment sub-adviser, including the monitoring of risk and the continual validation of the sub-adviser and investment strategy.

BCM utilizes quantitative models to provide market exposure when conditions are favorable and seeks tactical protection during market downturns. BCM will use long-only ETF positions to manage the Fund’s portfolio.

Rx Traditional Allocation Fund. The Fund will be sub-advised by Newfound Research LLC (“Newfound”). The Adviser will be responsible for monitoring and overseeing the investment sub-adviser, including the monitoring of risk and the continual validation of the sub-adviser and investment strategy.

Newfound utilizes a rules based investment process to determine which securities to buy and sell for the Fund. Newfound intends to primarily use ETFs in order to effect its strategy for the Fund. Their approach is to start with ETFs representing global asset classes and then apply momentum models to remove or add certain assets classes. Their next step is to apply concentration and volatility-based position-size caps and will then allocate those positions into the previously determined asset class weightings on a pro-rata basis.

b.     The fourth paragraph under the “Investment Adviser” in the “Fund Management” section is replaced in its entirety with the following:

For the Rx Tactical Rotation Fund and the Rx Traditional Allocation Fund, which have not yet commenced operations, RiskX Investments (formerly, American Independence) will receive an advisory fee of each Fund’s average daily net assets of 1.00% and 0.90%, respectively.

c.     Under “Sub-Adviser” in the “Fund Management” section, the following information is added with respect to the Rx Tactical Rotation Fund and the Rx Traditional Allocation Fund only (all other information under “Sub-Adviser” relates only to the Rx MAR Tactical Moderate Growth Fund and the Rx MAR Tactical Growth Fund, two other funds in the Trust that are not part of this Supplement):

BFP Capital Management, LLC (“BCM”). BCM serves as sub-adviser to the Rx Tactical Rotation Fund. BCM is headquartered at 250 1st Avenue, Suite 101, Needham, MA 02494. BCM, a separate division of Beaumont Financial Partners, LLC, provides investment advisory services exclusively through a series of Exchange Traded Fund (ETF) based investment strategies. BCM offers these strategies as Separate Managed Accounts and Unified Managed Accounts as a sub‐advisor and as model manager. BCM was established in 2009. As of June 30, 2015, BCM, and its affiliates, had approximately $4 billion in assets under management.

Newfound Research LLC (“Newfound”). Newfound serves as sub-adviser to the Rx Traditional Allocation Fund. Newfound is headquartered at 425 Boylston Street, 3rd Floor, Boston, MA 02116. Newfound is a quantitative asset management firm which focuses on innovation with its tactical, actively managed investment strategies. Its clients are comprised of mutual fund families, RIA firms, asset management firms, advisors and other institutions and investors. As of June 30, 2015, Newfound managed in total approximately $1.7 billion in assets, which includes “collaborative” investment strategy assets via sub-advisory type relationships; and discretionary assets under management were approximately $90 million.

d.     Under “Sub-Adviser” in the “Fund Management” section, the following table which shows the gross sub-advisory fees that RiskX Investments pays to each Sub-Adviser from the advisory fees received from the Funds is replaced with the following:

Fund	Fund Average Net Assets (“ANA”)	Rate
Rx Tactical Rotation Fund	Up to $1 billion	0.50%
	Over $1 billion	0.45%
Rx Traditional Allocation Fund	All asset levels	0.15%
Rx MAR Tactical Moderate Growth Fund	All asset levels	0.375%
Rx MAR Tactical Growth Fund	All asset levels	0.375%

e.     Under “Portfolio Managers” in the “Fund Management” section, the following information is added with respect to the Rx Tactical Rotation Fund and the Rx Traditional Allocation Fund only, and all other information under Sub-Adviser is in reference to two other Funds in the Trust that are not part of this Supplement:

Steven Wruble, CFA, Chief Investment Officer, Portfolio Manager (Both Funds):  Prior to joining the Adviser, Mr. Wruble was Chief Investment Officer for FolioMetrix and served as Portfolio Manager for the RiskX Family of Funds. Mr. Wruble served on FolioMetrix’s investment committee from 2011 until July 2015. Prior to FolioMetrix, Mr. Wruble was a Portfolio Analyst with an independent financial planning firm where he was also a registered representative. Prior to that, he has worked in the capacity of registered representative and/or investment advisor representative with other firms.  Mr. Wruble holds a Bachelor of Science from the University of Nebraska-Lincoln in Finance and a Master of Security Analysis and Portfolio Management from Creighton University. Steve is a Chartered Financial Analyst (CFA) charterholder and is a member of the CFA Institute and the CFA Society of Nebraska. He holds the Accredited Asset Management Specialist designation (AAMS) and the Series 65 license.

D. Jerry Murphey, Portfolio Manager and President (Both Funds): Prior to joining the Adviser, Mr. Murphey was Founder, President, and Chief Executive Officer of FolioMetrix and served as Portfolio Manager for the RiskX Family of Funds. Mr. Murphey served on the FolioMetrix investment committee from 2014 to July 2015. Prior to joining FolioMetrix, Mr. Murphey was with Prudential Investment Management Services, an investment management firm.

David Haviland (Rx Tactical Rotation Fund): Mr. Haviland is manager of the BCM Strategies. His other responsibilities include client relationship management, fixed income analyst, fixed income trader, 401k and pension consultation, and financial and estate planning. Mr. Haviland, a partner of the firm, has been in the financial services business since 1986. He began his business career with CIGNA Corporation and worked for several planning and investment advisory firms before joining his father at H & Co. Financial Services, Inc. in 1993. Dave designed, developed and implemented Beaumont’s proprietary asset allocation and reporting system. He has served on several local boards and is past chair of the Dover School Committee. He has also served Deerfield Academy and the University of Vermont as a class agent. Dave is a long time member of the Financial Planning Association and the International Association of Financial Planners. Mr. Haviland is an honors graduate of The University of Vermont.

Corey Hoffstein (Rx Traditional Allocation Fund). Mr. Hoffstein is a co-founder of Newfound and serves the roles of Chief Investment Officer and Chief Technology Officer. Mr. Hoffstein researched and developed Newfound’s core momentum models that have been utilized to help power the tactical asset allocation decisions for over $10 billion. Mr. Hoffstein serves as chairman of the firm’s Investment Committee, is responsible for overseeing the Investment Strategies group, and serves as portfolio manager for the company’s investment strategies. Mr. Hoffstein holds a Master of Science in Computational Finance from Carnegie Mellon University and a Bachelor of Science in Computer Science, cum laude, from Cornell University.

Justin Sibears (Rx Traditional Allocation Fund). Mr. Sibears is a Managing Director in Newfound’s Investment Strategies group, where he is responsible for the ongoing research and development of new intellectual property and strategies. Mr. Sibears joined Newfound in March 2012. His focus is on purely quantitative applications of our technology. Mr. Sibears is a portfolio manager for all of the firm’s direct strategies and is a member of Newfound’s Investment Committee. Prior to Newfound, Mr. Sibears worked for J.P. Morgan and Deutsche Bank. At J.P. Morgan, he structured and syndicated ABS transactions while also managing risk on a proprietary ABS portfolio. At Deutsche Bank, Justin worked on the event-driven, high-yield debt, and mortgage derivative trading desks. Mr. Sibears holds a Master of Science in Computational Finance and a Master of Business Administration from Carnegie Mellon University as a well as a BBA in Mathematics and Finance from the University of Notre Dame.

f.      Under “Prior Performance of the Sub-Adviser” in the “Fund Management” section, all references to the MAR Tactical Conservative Fund and the MAR Tactical Aggressive Growth Fund are stricken.

5.     The third paragraph under “Dividends, Distributions and Taxes” is replaced in its entirety with the following:

Any income the Funds receive is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Funds are paid annually. Capital gains are distributed at least annually on all the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE